Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2018